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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/09
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 43
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Investment Counsel LLC
                 ------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 ------------------------------------
                 Carmel, CA  93923
                 ------------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Peter Neumeier            Carmel, California     2/12/10
   -------------------------------    ------------------   -----------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Investment Counsel LLC
       ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 39
                                        --------------------

Form 13F Information Table Value Total: $192953
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-4792                      Neumeier Investment Counsel LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5     COL. 6  COLUMN 7           COLUMN 8
----------------------------  -------------- --------- -------- ---------------- ------- -------- ---------------------------
                                                                                          OTHER         VOTING AUTHORITY
                                                         VALUE  SHARES/ SH/ PUT/ INVSTMT MANAGERS ---------------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN   NONE      SOLE     SHARED    NONE
----------------------------  -------------- --------- -------- ------- --- ---- ------- -------- --------- ---------- ------
Acacia Research                    COM       003881307     4659  511425           511425             237725     273700
Bio-Rad Laboratories               COM       090572207     8894   92200            92200              39125      53075
Casey's General Stores, Inc.       COM       147528103     5791  181465           181465              79750     101715
Catalyst Health Solutions          COM       14888B103     2462   67500            67500              29700      37800
Dresser-Rand Group Inc.            COM       261608103     3653  115575           115575              56900      58675
Flagstone Reinsurance              COM       G3529T105     6563  599875           599875             257400     342475
FTI Consulting                     COM       302941109     1802   38200            38200              20075      18125
Fuel Systems Solutions             COM       35952W103     4531  109875           109875              44150      65725
Hanover Insurance Group            COM       410867105     7886  177495           177495              78250      99245
Herbalife Ltd.                     COM       020884924     4073  100400           100400              59300      41100
ICU Medical Inc.                   COM       44930G107     3548   97375            97375              48400      48975
Jack Henry & Associates Inc.       COM       426281101     6206  268175           268175             149850     118325
JB Hunt Transport Services         COM       445658107     3062   94875            94875              25600      69275
Kirby Corporation                  COM       497266106     4396  126200           126200              58525      67675
Lennox International Inc.          COM       526107107     6758  173100           173100              71350     101750
LMI Aerospace                      COM       502079106      938   70500            70500              22100      48400
Maximus Inc.                       COM       577933104     3970   79400            79400              46600      32800
Micros Systems Inc.                COM       594901100     1340   43200            43200              26300      16900
MTS Systems Corporation            COM       553777103     1799   62600            62600              34800      27800
NBTY, Inc.                         COM       628782104     9098  208950           208950              92325     116625
Northwest Pipe Company             COM       667746101      676   25150            25150              16000       9150
Nu Skin Enterprises Inc.           COM       67018T105     4285  159475           159475              79500      79975
Oceaneering International          COM       675232102     2227   38050            38050              16100      21950
Oriental Financial Group           COM       68618W100     1823  168800           168800             107700      61100
Patterson Companies Inc.           COM       703395013     5975  213550           213550             101775     111775
Platinum Underwriters              COM       G7127P100     7507  196050           196050              86275     109775
Regal-Beloit Corp.                 COM       758750103     2953   56850            56850              25000      31850

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
COLUMN 1                         COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5     COL. 6  COLUMN 7           COLUMN 8
----------------------------  -------------- --------- -------- ---------------- ------- -------- ---------------------------
                                                                                          OTHER         VOTING AUTHORITY
                                                         VALUE  SHARES/ SH/ PUT/ INVSTMT MANAGERS ---------------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN   NONE      SOLE     SHARED    NONE
----------------------------  -------------- --------- -------- ------- --- ---- ------- -------- --------- ---------- ------
Sirona Dental Systems Inc.         COM       82966C103     6100  192200           192200              79100     113100
Snap-On Incorporated               COM       833034101     5710  135125           135125              65000      70125
SPDR Gold Trust                    ETF       863307104     5851   54525            54525               1150      53375
SPDR S&P Retail EFT                ETF       78464A714     4016  112800           112800                  0     112800
Spartan Stores, Inc.               COM       846822104     4057  283925           283925             129300     154625
Stantec Inc.                       COM       85472N109     4902  169975           169975              81925      88050
Steven Madden, Ltd.                COM       556269108    10353  251050           251050             120000     131050
Superior Energy Service            COM       868157108     8650  356125           356125             164750     191375
T-3 Energy Services                COM       87306E107     1380   54100            54100              23200      30900
Tupperware Brands Corp.            COM       899896104     9035  194000           194000              85350     108650
Wabtec Corporation                 COM       929740108     8065  197475           197475              89700     107775
Warnaco Group Inc.                 COM       934390402     7959  188650           188650              78700     109950